SHARE CAPITAL AND RESERVES	12 Months Ended
Nov. 30, 2019
Disclosure of reserves within equity [abstract]
SHARE CAPITAL AND RESERVES

18. SHARE CAPITAL AND RESERVES

Authorized share capital

The Company is authorized to issue 500,000,000 common shares without par value.

The Company is authorized to issue the following preferred shares:

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Issued share capital

Common shares

During the year ended November 30, 2019:

a) On February 28, 2019, the Company issued 113,334 common shares valued at $391,013 to settle debt of $335,792 resulting in a loss of $55,221 which is included in loss on debt settlements.

b) On April 30, 2019, the Company issued 46,539 common shares valued at $243,162 to settle debt of $199,896 resulting in a loss of $43,266 which is included in loss on debt settlements.

c) On April 30, 2019, the Company issued 17,222 common shares valued at $73,980 to various consultants of the Company for consulting and public relations services provided to the Company.

d) In November 2019, the Company issued 158,291 common shares valued at $368,617 for the exercise of warrants with an exercise price of US$1.75.

e) During the year, the Company issued 1,000,167 units on the conversion of $1,795,455 (US$1,133,761) worth of convertible debentures (Note 17).  As a result, the Company transferred $244,890 from reserves to share capital representing the proportionate balance of the unamortized equity component.  Additionally, the Company allocated $30,779 to reserves representing the value of the warrants issued.  Each unit comprised of one common share and one warrant with each warrant entitling the holder to acquire one common share of the Company for US$1.75 up to February 28, 2021.

During the year ended November 30, 2018:

a) On January 9, 2018, the Company issued 66,667 common shares valued at $415,000 pursuant to the December 12, 2017 share purchase agreement for Majesco (Note 5).

b) On August 9, 2018, a reverse acquisition transaction was completed whereby LBIX issued 1,288,497 common shares valued at $4,277,319 in exchange for all of the issued and outstanding shares of Liquid Canada (Note 3). Warrants held by Liquid Canada were transferred to the Company as part of the Arrangement valued at $96,303.

c) On October 15, 2018, the Company completed a brokered private placement which consisted of the issuance of 800,000 units at a price of US$4.00 per unit for gross proceeds of $4,157,760 (US$3,200,000).  Each unit consisted of one common share and one share purchase warrant exercisable for a three-year period at an exercise price of US$5.00 per warrant.  The Company incurred agents’ fees of $410,218, legal fees of $36,353, issued 10,000 common shares valued at $41,531 to an agent, and issued 8,000 agents warrants valued at $24,774 in connection with the closing of this private placement.

d) On October 15, 2018 the Company issued 888,000 common shares valued at $4,880,639 for licences (Note 9).

e) On October 15, 2018, the Company issued 113,764 common shares valued at $623,771 to settle debt of $833,487 resulting in a gain of $209,716 which is included in gain on debt settlements and issued 28,451 common shares valued at $156,000 for a commitment to issue shares.

f) On October 15, 2018, the Company issued 268,000 common shares valued at $1,469,456 for the purchase of video games in connection with two separate purchase agreements (Note 13).

g) During the year, the Company issued 51,148 common shares in connection with the exercise of share purchase warrants for proceeds of $154,320.  As a result, the Company transferred $23,854 representing the fair value of the exercised share purchase warrants from reserves to share capital.

h) During the year, the Company issued 1,837 common shares in connection with the exercise of 1,837 agents’ warrants at $1.25 per warrant for proceeds of $2,296.  As a result, the Company transferred $2,985 representing the fair value of the exercised share purchase warrants from reserves to share capital.

During the year ended November 30, 2017:

a) On March 14, 2017, the Company issued 117,750 units valued at $353,250 to settle debt.  Each unit was comprised of one common share and 0.287 of a share purchase warrant of the Company.  Each whole warrant entitles the holder to purchase one additional common share at a price of $3.75 per share for a term of five years from closing.

b) On April 6, 2017, the Company closed a non-brokered private placement and issued 89,833 units at a price of $3.00 per unit for gross proceeds of $269,500 of which $16,500 was settled for debt.  Each unit consisted of one common share and 0.287 of a share purchase warrant of the Company. Each whole warrant entitles the holder to purchase one additional common share at a price of $3.75 per share for a term of five years from closing.

c) On May 19, 2017, the Company issued 22,854 common shares to settle debts totaling $69,100.

d) On September 6, 2017, the Company closed a non-brokered private placement and issued 73,291 common shares at $6.15 per share to settle debt totaling $204,123 and for cash totaling $246,615. A finders’ fee of 4,000 shares was issued with a value of $24,600 in connection with the private placement and has been recorded as a share issuance cost.

e) On September 12, 2017, the Company issued 20,000 common shares pursuant to the exercise of stock options for total proceeds of $75,000.  As a result, the Company transferred $48,000 representing the fair value of the exercised stock options from reserves to share capital.

f) On October 23, 2017, the Company issued 4,750 common shares pursuant to the exercise of share purchase warrants for total proceeds of $17,812.

Preferred shares

As at November 30, 2019 and 2018, no preferred shares were issued and outstanding.

Treasury shares

On November 27, 2019, the Company issued 215,000 common shares into treasury as security against a loan in accordance with a Forebarance Agreement (Note 16).

Commitment to issue shares

As at November 30, 2019, the Company was committed to issuing $137,197 (2018 – $12,500) worth of common shares of which $33,058 is for services received and $104,139 is for 45,000 common shares to be issued in relation to the exercise of warrants.

Loss per share

The basic and diluted loss per share attributable to the Company for the year ended November 30, 2019 was $1.78 (2018 - $3.14; 2017 - $0.96) and was based on the loss attributable to common shareholders and the weighted average number of common shares outstanding of 4,255,297 (2018 – 2,397,117; 2017 – 2,001,832).

The basic and diluted profit (loss) per share attributable to the non-controlling interests for the year ended November 30, 2019 was $(0.01) (2018 – $0.02) and was based on the profit (loss) attributable to non-controlling interests and the weighted average number of common shares outstanding of 4,255,297 (2018 – 2,397,117).

Stock options

Prior to the Arrangement described in Note 3, the Company had a stock option plan whereby the Company could grant share options to directors, officers, employees, and consultants enabling them to acquire up to 15% of the issued common shares of the Company.

The exercise price of each option is set by the Board of Directors at the time of grant subject to a minimum price of $0.10 per share but cannot be less than the market price (less permissible discounts) on the Canadian Stock Exchange. Options can have a maximum term of five years and typically terminate ninety days following the termination of the optionee’s employment or engagement (thirty days for options granted for investor relations services), except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

All stock options outstanding in Liquid Canada were cancelled upon the completion of the Arrangement.

Following the Arrangement, the Company does not have a formal stock option plan.  The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods including immediately, one and five years. Options granted generally have a life of 10 years.

During fiscal 2018 and in connection with the Arrangement, the Company granted 117,000 stock options, with a total fair value of $236,345, to former option holders of LBIX of which 89,000 stock options vest 25% on grant date, 25% on October 2, 2018, 25% on January 2, 2019, and 25% on April 2, 2019.  Of the total fair value granted, $96,303 was considered to be part of the cost of acquisition of LBIX (Note 3).  During the year ended November 30, 2019, the Company recorded share-based compensation of $36,781 (2018 - $111,135) in relation to these options.

During the year ended November 30, 2019, the Company granted 461,500 stock options with a total fair value of $ 1,136,731 that vested immediately on grant.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the stock options granted:

	2019	2018	2017
Risk-free interest rate	1.82%	2.09%	1.28%
Dividend yield	Nil	Nil	Nil
Expected life	5.0 years	0.94 years	5 years
Volatility	92%	127%	120%
Weighted average fair value per option	$2.46	$2.08	$2.40

Stock option transactions are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
		$
Balance, November 30, 2016	-	-
Granted	240,000	3.75
Exercised	(20,000)	3.75
Balance, November 30, 2017	220,000	3.75
Cancelled – Plan of Arrangement	(220,000)	3.75
Granted	117,000	17.67 (USD$13.30)
Balance, November 30, 2018	117,000	17.67 (USD$13.30)
Granted	461,500	3.39 (USD$2.55)
Cancelled	(117,000)	17.67 (USD$13.30)

Balance, November 30, 2019	461,500	3.39

A summary of the share options outstanding and exercisable at November 30, 2019 is as follows:

Number of Stock Options	Exercise Price	Expiry Date
$
461,500	3.39 (USD$2.55)	February 28, 2024
461,500

The weighted average life of share options outstanding at November 30, 2019 was 4.25 years.

Warrants

Agents’ warrants

During the year ended November 30, 2018, the Company issued 8,000 agents’ warrants with an exercise price of US$4.00 per warrant with a total fair value of $24,774 in connection with the October 15, 2018 private placement.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the agents’ warrants granted:

2018
Risk-free interest rate	2.30%
Dividend yield	Nil
Expected life	2 years
Volatility	105%
Weighted average fair value per warrant	$3.10

Agents’ warrant transactions are summarized as follows:

	Number of Agents’ Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2016 and 2017	4,574	1.25
Issued	8,000	5.32 (USD$4.00)
Exercised	(1,837)	1.25
Balance, November 30, 2018	10,737	4.35
Cancelled	2,737	1.25

Balance, November 30, 2019	8,000	5.32

A summary of the agents’ warrants outstanding and exercisable at November 30, 2019 is as follows:

Number of Agent’s Warrants	Exercise Price	Expiry Date
$
8,000	5.32 (USD$4.00)	October 15, 2020
8,000

The weighted average life of agent’s warrants outstanding at November 30, 2019 was 0.88 years.

Share purchase warrants

During the year ended November 30, 2018, the Company issued 800,000 share purchase warrants with an exercise price of US$5.00 per warrant in connection with the October 15, 2018 private placement.

The Company provided an anti-dilution clause on 132,043 warrants issued during the year ended November 30, 2017 that are triggered on exercise of such warrants.  During the year ended November 30, 2018, 72,800 additional warrants with an exercise price of US$2.50 were issued under this provision.

During the year ended November 30, 2019, the Company issued 1,000,167 share purchase warrants with an exercise price of USD$1.75 per warrant in connection with the conversion of various convertible debentures.

On October 18, 2019, the Company repriced six tranches of share purchase warrants to US$1.20.

Share purchase warrant transactions are summarized as follows:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2016	-	-
Issued	323,673	4.36
Exercised	(2,727)	3.75
Balance, November 30, 2017	320,946	4.36
Granted	800,000	6.65
Granted on anti-dilution clause	72,800	3.32 (USD$2.50)
Exercised	(51,148)	3.01
Balance, November 30, 2018	1,142,598	6.05
Granted	1,000,167	2.33 (USD$1.75)
Exercised	(158,291)	2.33 (USD$1.75)

Balance, November 30, 2019	1,984,474	1.92

A summary of the share purchase warrants outstanding and exercisable at November 30, 2019 is as follows:

Number of Share Purchase Warrants	Exercise Price	Expiry Date
$
31,504	1.59 (USD$1.20)	March 14, 2022
24,208	1.59 (USD$1.20)	April 6, 2022
286,886	1.59 (USD$1.20)	August 30, 2020
800,000	1.59 (USD$1.20)	October 15, 2021
841,876	2.33 (USD$1.75)	February 26, 2021
1,984,474

The weighted average life of share purchase warrants outstanding at November 30, 2019 was 1.46 years.

Derivative liability

a) On August 30, 2017, the Company completed a non-brokered private placement of 132,043 units for cash proceeds of $126,000. Each unit consisted of one “A” share purchase warrant and one “B” share purchase warrant. Each “A” warrant entitles the holder to purchase one share of the Company for a period of three years from closing at a price of $3.00 per warrant. Each “B” warrant entitles the holder to purchase one share of the Company for a period of three years from closing at a price of $6.00.  The warrant agreement provides an anti-dilution clause for each of the A and B warrants that, upon exercise of the warrants, will cause the Company to issue additional warrants sufficient to entitle the warrant holder to acquire 10% of the issued and outstanding common shares of the Company.  Such right is limited to one exercise of either of the A and B warrants and all of the A warrants must be exercised prior to exercising any of the class B warrants.

The anti-dilution right for the A and B share purchase warrants was valued at $126,000 as at November 30, 2017 as the acquisition price approximated fair value due to the recency of the transaction.  During the year ended November 30, 2018, certain A warrants were exercised causing the rights to expire resulting in a decrease to the liability.  As at November 30, 2019, the rights attached to the B warrants were valued at $1,102,277 (2018 - $100,912) resulting in a derivative loss of $1,001,365 for the year ended November 30, 2019 (2018 - gain of $25,088).

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2019 and November 30, 2018

	2019	2018
Risk-free interest rate	1.70%	2.16%
Dividend yield	Nil	Nil
Expected life	0.75 year	1.75 years
Volatility	106%	114%
Probability of exercise	75%	20%

b) Due to the Company changing its functional currency from the CAD to the USD during the year ended November 30, 2018, a derivative liability occurred on the date of change on the Company’s previously issued share purchase warrants with CAD exercise prices.  During the year ended November 30, 2019, the share purchase warrants with a CAD exercise price was repriced to USD resulting in the elimination of the derivative liability.

On initial recognition, the Company recorded a loss of $1,557,086 to set up the derivative liability.  As at November 30, 2018, the Company revalued the derivative liability to $551,846 and recorded a gain of $1,005,240.  As at November 30, 2019, the Company revalued the derivative liability to $nil and recorded a gain of $551,846.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2019 and November 30, 2018:

	2019	2018
Risk-free interest rate	-	2.08%
Dividend yield	-	Nil
Expected life	-	2.25 years
Volatility	-	102%